Consolidated income statement - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022 [1]
Consolidated income statement
Revenue	€ 21,937	€ 22,930
Cost of sales	(15,277)	(15,580)
Gross profit	6,660	7,350
Selling and distribution expenses	(1,557)	(1,711)
Administrative expenses	(3,009)	(2,819)
Net credit losses on financial assets	(295)	(332)
Share of results of equity accounted associates and joint ventures	(51)	376
Impairment reversal	64
Other (expense)/income	(157)	104
Operating profit	1,655	2,968
Investment income	368	137
Financing costs	(1,473)	(1,418)
Profit before taxation	550	1,687
Income tax expense	(705)	(485)
(Loss)/profit for the financial period	(155)	1,202
Attributable to:
- Owners of the parent	(346)	945
- Non-controlling interests	191	257
(Loss)/profit for the financial period	€ (155)	€ 1,202
(Loss)/earnings per share
Basic (loss)/earnings per share	€ (0.0128)	€ 0.0337
Diluted (loss)/earnings per share	€ (0.0128)	€ 0.0336

[1]	The results for the six months ended 30 September 2022 have been re-presented to reflect that Indus Towers Limited is no longer reported as held for sale. See note 4 ‘Assets held for sale’ for more information.